IFRS 7 - Disclosure - Liquidity Risk - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Sep. 30, 2018	Jan. 31, 2018	Oct. 31, 2017
ASSETS
Cash and due from banks	$ 4,381		$ 4,735		$ 3,896	$ 3,971
Interest-bearing deposits with banks	31,671		30,720
Trading loans, securities, and other	122,070		127,897
Non-trading financial assets at fair value through profit or loss	3,875		4,015
Derivatives	45,094		56,996
Financial assets designated at fair value through profit or loss	3,760		3,618
Financial assets at fair value through other comprehensive income	126,253		130,600
Debt securities at amortized cost, net of allowance for credit losses	107,162		107,171
Securities purchased under reverse repurchase agreements	132,430		127,379
Loans
Residential mortgages	225,700		225,191
Consumer instalment and other personal	171,942		172,079
Credit card	35,726		35,018
Business and government	218,829		217,654
Total loans	652,197		649,942
Allowance for loan losses	(3,729)		(3,549)
Loans, net of allowance for loan losses	648,468		646,393
Customers' liability under acceptances	17,881		17,267
Goodwill	16,941		16,536			$ 16,156
Other intangibles	2,647		2,459
Land, buildings, equipment, and other depreciable assets	5,353		5,324
Deferred tax assets	2,266		2,812
Amounts receivable from brokers, dealers, and clients	26,827		26,940
Other assets	16,748		15,596
Total assets	1,322,506		1,334,903		1,261,316
LIABILITIES
Trading deposits	82,559		114,704
Derivatives	42,665		48,270
Securitization liabilities at fair value	12,294		12,618
Financial liabilities designated at fair value through profit or loss	26,885		16
Deposits
Personal	483,132		477,644
Banks	16,766		16,712
Business and government	349,440		357,083
Total deposits, other than trading	849,338		851,439
Acceptances	17,881		17,269
Obligations related to securities sold short	38,890		39,478
Obligations related to securities sold under repurchase agreements	94,762		93,389
Securitization liabilities at amortized cost	13,986		14,683
Amounts payable to brokers, dealers, and clients	26,094		28,385
Insurance-related liabilities	6,698		6,698
Other liabilities	19,891		19,174
Subordinated notes and debentures	8,893		8,740
Equity	81,670		80,040		$ 73,174
Total liabilities and equity	1,322,506		1,334,903
Off-balance sheet commitments
Total off-balance sheet commitments	222,536		220,435
TD Ameritrade [member]
Loans
Investment in TD Ameritrade	8,679		8,445
Other assets		$ 21,488		$ 17,811
Total assets		48,867		49,393
Deposits
Other liabilities		5,830		4,809
Equity		10,981		10,535
Total liabilities and equity		$ 48,867		$ 49,393
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	209,927		208,042
Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	7,424		7,267
Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,285		2,363
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,900		2,763
Not later than one month [member]
ASSETS
Cash and due from banks	4,378		4,733
Interest-bearing deposits with banks	30,517		28,332
Trading loans, securities, and other	2,072		1,971
Derivatives	5,102		7,343
Financial assets designated at fair value through profit or loss	228		30
Financial assets at fair value through other comprehensive income	2,804		1,111
Debt securities at amortized cost, net of allowance for credit losses	681		881
Securities purchased under reverse repurchase agreements	87,287		77,612
Loans
Residential mortgages	2,444		908
Consumer instalment and other personal	959		753
Business and government	21,700		23,052
Total loans	25,103		24,713
Loans, net of allowance for loan losses	25,103		24,713
Customers' liability under acceptances	14,727		14,984
Amounts receivable from brokers, dealers, and clients	26,827		26,940
Other assets	3,602		3,432
Total assets	203,328		192,082
LIABILITIES
Trading deposits	14,030		16,145
Derivatives	5,884		6,195
Financial liabilities designated at fair value through profit or loss	3,558		10
Deposits
Personal	4,389		4,330
Banks	2,997		6,499
Business and government	20,406		18,840
Total deposits, other than trading	27,792		29,669
Acceptances	14,727		14,986
Obligations related to securities sold short	1,513		2,621
Obligations related to securities sold under repurchase agreements	75,741		73,759
Securitization liabilities at amortized cost	35		22
Amounts payable to brokers, dealers, and clients	26,094		28,385
Insurance-related liabilities	258		213
Other liabilities	3,391		2,916
Total liabilities and equity	173,023		174,921
Off-balance sheet commitments
Total off-balance sheet commitments	15,763		18,464
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	15,632		18,339
Not later than one month [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	81		79
Not later than one month [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	50		46
Later than one month and not later than three months [member]
ASSETS
Cash and due from banks	3		2
Interest-bearing deposits with banks	316		924
Trading loans, securities, and other	3,042		5,244
Non-trading financial assets at fair value through profit or loss			12
Derivatives	6,418		9,263
Financial assets designated at fair value through profit or loss	458		95
Financial assets at fair value through other comprehensive income	2,312		4,214
Debt securities at amortized cost, net of allowance for credit losses	2,753		2,577
Securities purchased under reverse repurchase agreements	25,552		30,047
Loans
Residential mortgages	2,486		3,234
Consumer instalment and other personal	1,835		1,332
Business and government	4,316		4,320
Total loans	8,637		8,886
Loans, net of allowance for loan losses	8,637		8,886
Customers' liability under acceptances	2,988		2,145
Other assets	3,105		854
Total assets	55,584		64,263
LIABILITIES
Trading deposits	19,676		37,337
Derivatives	7,400		8,684
Securitization liabilities at fair value	193		981
Financial liabilities designated at fair value through profit or loss	8,346		5
Deposits
Personal	7,521		7,094
Banks	1,388		1,941
Business and government	12,714		19,337
Total deposits, other than trading	21,623		28,372
Acceptances	2,988		2,145
Obligations related to securities sold short	1,999		3,679
Obligations related to securities sold under repurchase agreements	16,599		15,508
Securitization liabilities at amortized cost	566		1,240
Insurance-related liabilities	320		294
Other liabilities	979		2,631
Total liabilities and equity	80,689		100,876
Off-balance sheet commitments
Total off-balance sheet commitments	17,305		18,127
Later than one month and not later than three months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	16,363		16,728
Later than one month and not later than three months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	162		159
Later than one month and not later than three months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	101		161
Later than one month and not later than three months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	679		1,079
Over 3 months to 6 months [member]
ASSETS
Interest-bearing deposits with banks	512		154
Trading loans, securities, and other	3,492		2,111
Non-trading financial assets at fair value through profit or loss	327		99
Derivatives	3,722		5,275
Financial assets designated at fair value through profit or loss	235		535
Financial assets at fair value through other comprehensive income	5,744		4,150
Debt securities at amortized cost, net of allowance for credit losses	3,786		3,010
Securities purchased under reverse repurchase agreements	13,995		14,426
Loans
Residential mortgages	10,917		6,614
Consumer instalment and other personal	3,158		2,628
Business and government	6,307		5,539
Total loans	20,382		14,781
Loans, net of allowance for loan losses	20,382		14,781
Customers' liability under acceptances	149		132
Other assets	341		1,926
Total assets	52,685		46,599
LIABILITIES
Trading deposits	18,214		31,081
Derivatives	3,771		4,230
Securitization liabilities at fair value	674		194
Financial liabilities designated at fair value through profit or loss	6,804
Deposits
Personal	7,545		7,541
Banks	1,105		255
Business and government	12,625		7,033
Total deposits, other than trading	21,275		14,829
Acceptances	149		132
Obligations related to securities sold short	1,261		1,500
Obligations related to securities sold under repurchase agreements	1,690		3,516
Securitization liabilities at amortized cost	500		625
Insurance-related liabilities	338		353
Other liabilities	1,540		538
Total liabilities and equity	56,216		56,998
Off-balance sheet commitments
Total off-balance sheet commitments	19,625		18,522
Over 3 months to 6 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	18,334		17,217
Over 3 months to 6 months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	241		240
Over 3 months to 6 months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	146		125
Over 3 months to 6 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	904		940
Later than six months and not later than nine months [member]
ASSETS
Interest-bearing deposits with banks			21
Trading loans, securities, and other	1,983		3,653
Non-trading financial assets at fair value through profit or loss	658		460
Derivatives	2,289		3,276
Financial assets designated at fair value through profit or loss	41		243
Financial assets at fair value through other comprehensive income	4,185		5,354
Debt securities at amortized cost, net of allowance for credit losses	4,174		3,594
Securities purchased under reverse repurchase agreements	3,393		3,807
Loans
Residential mortgages	10,837		11,166
Consumer instalment and other personal	3,723		3,724
Business and government	8,464		7,131
Total loans	23,024		22,021
Loans, net of allowance for loan losses	23,024		22,021
Customers' liability under acceptances	7		6
Other assets	140		120
Total assets	39,894		42,555
LIABILITIES
Trading deposits	17,021		12,954
Derivatives	2,375		3,103
Securitization liabilities at fair value	273		661
Financial liabilities designated at fair value through profit or loss	3,919
Deposits
Personal	7,412		6,245
Banks	60		24
Business and government	11,643		9,984
Total deposits, other than trading	19,115		16,253
Acceptances	7		6
Obligations related to securities sold short	1,803		387
Obligations related to securities sold under repurchase agreements	412		428
Securitization liabilities at amortized cost	576		503
Insurance-related liabilities	272		309
Other liabilities	1,047		1,326
Total liabilities and equity	46,820		35,930
Off-balance sheet commitments
Total off-balance sheet commitments	10,924		13,786
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	10,043		13,098
Later than six months and not later than nine months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	240		237
Later than six months and not later than nine months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	140		122
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	501		329
Later than nine months and not later than one year [member]
ASSETS
Interest-bearing deposits with banks			16
Trading loans, securities, and other	3,107		3,998
Non-trading financial assets at fair value through profit or loss	15		906
Derivatives	2,774		2,321
Financial assets designated at fair value through profit or loss	68		90
Financial assets at fair value through other comprehensive income	2,938		3,962
Debt securities at amortized cost, net of allowance for credit losses	3,546		4,059
Securities purchased under reverse repurchase agreements	2,175		1,458
Loans
Residential mortgages	8,790		11,061
Consumer instalment and other personal	3,500		4,131
Business and government	7,102		9,269
Total loans	19,392		24,461
Loans, net of allowance for loan losses	19,392		24,461
Customers' liability under acceptances	10
Other assets	138		142
Total assets	34,163		41,413
LIABILITIES
Trading deposits	6,702		11,739
Derivatives	2,373		2,263
Securitization liabilities at fair value	573		272
Financial liabilities designated at fair value through profit or loss	4,253
Deposits
Personal	7,923		7,718
Banks	1,355		54
Business and government	5,794		11,299
Total deposits, other than trading	15,072		19,071
Acceptances	10
Obligations related to securities sold short	931		904
Obligations related to securities sold under repurchase agreements	142		108
Securitization liabilities at amortized cost	512		575
Insurance-related liabilities	269		310
Other liabilities	1,124		1,394
Total liabilities and equity	31,961		36,636
Off-balance sheet commitments
Total off-balance sheet commitments	15,016		9,506
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	14,179		9,152
Later than nine months and not later than one year [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	236		233
Later than nine months and not later than one year [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	193		121
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	408
Over 1 year to 2 years [member]
ASSETS
Trading loans, securities, and other	10,082		9,683
Non-trading financial assets at fair value through profit or loss	741		227
Derivatives	5,381		7,130
Financial assets designated at fair value through profit or loss	303		297
Financial assets at fair value through other comprehensive income	20,538		19,777
Debt securities at amortized cost, net of allowance for credit losses	6,647		8,103
Securities purchased under reverse repurchase agreements	28		29
Loans
Residential mortgages	44,206		43,063
Consumer instalment and other personal	14,675		14,313
Business and government	20,478		19,637
Total loans	79,359		77,013
Loans, net of allowance for loan losses	79,359		77,013
Other assets	161		136
Total assets	123,240		122,395
LIABILITIES
Trading deposits	1,899		1,183
Derivatives	4,227		5,510
Securitization liabilities at fair value	1,737		1,822
Deposits
Personal	10,282		10,222
Business and government	25,397		21,345
Total deposits, other than trading	35,679		31,567
Obligations related to securities sold short	3,918		4,330
Obligations related to securities sold under repurchase agreements	38		43
Securitization liabilities at amortized cost	3,022		2,496
Insurance-related liabilities	940		937
Other liabilities	3,530		2,205
Total liabilities and equity	54,990		50,093
Off-balance sheet commitments
Total off-balance sheet commitments	28,407		27,037
Over 1 year to 2 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	26,648		25,691
Over 1 year to 2 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	916		902
Over 1 year to 2 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	435		437
Over 1 year to 2 years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	408		7
Later than two years and not later than five years [member]
ASSETS
Trading loans, securities, and other	24,975		25,772
Non-trading financial assets at fair value through profit or loss	631		841
Derivatives	9,725		12,436
Financial assets designated at fair value through profit or loss	1,710		1,532
Financial assets at fair value through other comprehensive income	55,004		57,922
Debt securities at amortized cost, net of allowance for credit losses	35,441		34,032
Loans
Residential mortgages	111,426		113,852
Consumer instalment and other personal	56,952		56,632
Business and government	69,773		67,922
Total loans	238,151		238,406
Loans, net of allowance for loan losses	238,151		238,406
Other assets	231		301
Total assets	365,868		371,242
LIABILITIES
Trading deposits	3,930		3,260
Derivatives	7,466		9,282
Securitization liabilities at fair value	6,731		6,719
Financial liabilities designated at fair value through profit or loss	1
Deposits
Personal	10,016		9,876
Banks	3		3
Business and government	48,684		54,780
Total deposits, other than trading	58,703		64,659
Obligations related to securities sold short	13,093		13,771
Obligations related to securities sold under repurchase agreements	27		27
Securitization liabilities at amortized cost	5,748		6,232
Insurance-related liabilities	1,627		1,624
Other liabilities	2,050		2,308
Total liabilities and equity	99,376		107,882
Off-balance sheet commitments
Total off-balance sheet commitments	106,005		104,547
Later than two years and not later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	102,964		101,120
Later than two years and not later than five years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,262		2,188
Later than two years and not later than five years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	779		831
Later than two years and not later than five years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			408
Over 5 years [member]
ASSETS
Trading loans, securities, and other	22,649		25,895
Non-trading financial assets at fair value through profit or loss	725		848
Derivatives	9,683		9,952
Financial assets designated at fair value through profit or loss	717		796
Financial assets at fair value through other comprehensive income	30,767		31,936
Debt securities at amortized cost, net of allowance for credit losses	50,135		50,990
Loans
Residential mortgages	34,594		35,293
Consumer instalment and other personal	25,978		26,321
Business and government	60,468		59,251
Total loans	121,040		120,865
Loans, net of allowance for loan losses	121,040		120,865
Other assets	87		90
Total assets	235,803		241,372
LIABILITIES
Trading deposits	1,087		1,005
Derivatives	9,169		9,003
Securitization liabilities at fair value	2,113		1,969
Financial liabilities designated at fair value through profit or loss	4		1
Deposits
Personal	36		38
Banks	7		8
Business and government	7,753		8,000
Total deposits, other than trading	7,796		8,046
Obligations related to securities sold short	12,632		11,474
Obligations related to securities sold under repurchase agreements	113
Securitization liabilities at amortized cost	3,027		2,990
Insurance-related liabilities	919		903
Other liabilities	171		152
Subordinated notes and debentures	8,893		8,740
Total liabilities and equity	45,924		44,283
Off-balance sheet commitments
Total off-balance sheet commitments	6,855		7,783
Over 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,128		4,034
Over 5 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,286		3,229
Over 5 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	441		520
No specific maturity [member]
ASSETS
Interest-bearing deposits with banks	326		1,273
Trading loans, securities, and other	50,668		49,570
Non-trading financial assets at fair value through profit or loss	778		622
Financial assets at fair value through other comprehensive income	1,961		2,174
Debt securities at amortized cost, net of allowance for credit losses	(1)		(75)
Loans
Consumer instalment and other personal	61,162		62,245
Credit card	35,726		35,018
Business and government	20,221		21,533
Total loans	117,109		118,796
Allowance for loan losses	(3,729)		(3,549)
Loans, net of allowance for loan losses	113,380		115,247
Goodwill	16,941		16,536
Other intangibles	2,647		2,459
Land, buildings, equipment, and other depreciable assets	5,353		5,324
Deferred tax assets	2,266		2,812
Other assets	8,943		8,595
Total assets	211,941		212,982
Deposits
Personal	428,008		424,580
Banks	9,851		7,928
Business and government	204,424		206,465
Total deposits, other than trading	642,283		638,973
Obligations related to securities sold short	1,740		812
Insurance-related liabilities	1,755		1,755
Other liabilities	6,059		5,704
Equity	81,670		80,040
Total liabilities and equity	733,507		727,284
Off-balance sheet commitments
Total off-balance sheet commitments	2,636		2,663
No specific maturity [member] | TD Ameritrade [member]
Loans
Investment in TD Ameritrade	8,679		8,445
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 2,636		$ 2,663